Reserves (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Reserves

	Share premium RMB million	Capital reserve (note (a)) RMB million	Hedging reserve RMB million	Statutory reserve (note (b)) RMB million	Other reserves RMB million	Retained profits RMB million	Total RMB million
At January 1, 2017	29,540	(778)	56	328	(2,947)	8,784	34,983
Unrealized gains on cash flow hedges (note 25)	—	—	35	—	—	—	35
Fair value movements in available-for-sale investments	—	—	—	—	110	—	110
Fair value changes of available-for-sale investments held by an associate	—	—	—	—	10	—	10
Actuarial gains on post-retirement benefit obligations	—	—	—	—	122	—	122
Transfer from retained profits	—	—	—	212	—	(212)	—
Profit for the year	—	—	—	—	—	6,342	6,342
Final 2016 dividend	—	—	—	—	—	(709)	(709)

At December 31, 2017	29,540	(778)	91	540	(2,705)	14,205	40,893

Effect of adoption of IFRS 9	—	—	—	—	667	(22)	645
Effect of adoption of IFRS 15	—	—	—	—	—	383	383

At January 1, 2018 (restated)	29,540	(778)	91	540	(2,038)	14,566	41,921
Unrealized gains on cash flow hedges (note 25)	—	—	43	—	—	—	43
Fair value movements in equity investments designated at fair value through other comprehensive income	—	—	—	—	(248)	—	(248)
Fair value changes of equity investments designated at fair value through other comprehensive income held by an associate	—	—	—	—	(24)	—	(24)
Actuarial gains on post-retirement benefit obligations	—	—	—	—	(111)	—	(111)
Transfer from retained profits	—	—	—	30	—	(30)	—
Profit for the year	—	—	—	—	—	2,698	2,698
Final 2017 dividend	—	—	—	—	—	(738)	(738)

At December 31, 2018	29,540	(778)	134	570	(2,421)	16,496	43,541

Notes:

(a)	Capital reserve

Capital reserve represents the difference between the fair value of the net assets injected and the nominal amount of the Company’s share capital issued in respect of the group restructuring carried out in June 1996 for the purpose of the Company’s listing.

(b)	Statutory reserve

According to the PRC Company Law, the Company is required to transfer a portion of the profits to the statutory reserve. The transfer to this reserve must be made before distribution of dividends to shareholders and when there are retained profits at the end of the financial year.